Depreciation, Amortization, and Impairment - Schedule of CGU Book Value (Detail) - Funds Managed by Related Subsidiaries [Member] $ in Millions	Jun. 30, 2020 CLP ($)
Chile [member]
Disclosure of geographical areas [line items]
Total	$ 2,261,620
Colombia [member]
Disclosure of geographical areas [line items]
Total	$ 942,653